Share-Based Compensation (Details) - Schedule of number of share options and weighted average exercise prices - Options [member] - ₪ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation (Details) - Schedule of number of share options and weighted average exercise prices [Line Items]
Outstanding at beginning of year	13,014,147	10,752,668
Outstanding at beginning of year	₪ 1.18	₪ 1.18
Options exercised for shares		(310,180)
Options exercised for shares		₪ 1.29
Options forfeited	(4,556,865)	(170,375)
Options forfeited	₪ 0.70	₪ 1.34
Option Expired	(671,438)	(693,756)
Option Expired	₪ 1.21	₪ 1.39
Granted	14,307,660	3,435,790
Granted	₪ 0.12	₪ 1.21
Outstanding at end of year	22,093,504	13,014,147
Outstanding at end of year	₪ 0.59	₪ 1.18